Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	22
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$843,343.57

Principal:
Principal Collections	$11,324,157.34
Prepayments in Full	$5,877,736.80
Liquidation Proceeds	$94,703.11
Recoveries	$57,390.36
Sub Total	$17,353,987.61
Collections:	$18,197,331.18

Purchase Amounts:
Purchase Amounts Related to Principal	$146,195.78
Purchase Amounts Related to Interest	$790.46
Sub Total	$146,986.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,344,317.42

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	22
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,344,317.42
Servicing Fee	$306,780.61	$306,780.61	$0.00	$0.00	$18,037,536.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,037,536.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,037,536.81
Interest - Class A-3 Notes	$181,958.20	$181,958.20	$0.00	$0.00	$17,855,578.61
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$17,776,041.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,776,041.11
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$17,732,871.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,732,871.53
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$17,683,895.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,683,895.20
Regular Principal Payment	$16,091,499.05	$16,091,499.05	$0.00	$0.00	$1,592,396.15
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,592,396.15
Residual Released to Depositor	$0.00	$1,592,396.15	$0.00	$0.00	$0.00
Total		$18,344,317.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,091,499.05
Total					$16,091,499.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,091,499.05	$51.17	$181,958.20	$0.58	$16,273,457.25	$51.75
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$16,091,499.05	$19.12	$353,641.61	$0.42	$16,445,140.66	$19.54

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	22

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$209,951,772.83	0.6675732	$193,860,273.78	0.6164079
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$322,761,772.83	0.3834140	$306,670,273.78	0.3642987

Pool Information
Weighted Average APR	2.862%	2.858%
Weighted Average Remaining Term	37.57	36.75
Number of Receivables Outstanding	18,906	18,448
Pool Balance	$368,136,731.01	$350,579,954.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$339,598,182.21	$323,506,683.16
Pool Factor	0.4026900	0.3834854

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$27,073,271.34
Targeted Overcollateralization Amount	$43,909,680.72
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,909,680.72

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	22

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	36	$113,983.48
(Recoveries)	20	$57,390.36
Net Loss for Current Collection Period		$56,593.12
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.1845%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.3021%
Second Prior Collection Period			0.1040%
Prior Collection Period			-0.0088%
Current Collection Period			0.1890%
Four Month Average (Current and Prior Three Collection Periods)			-0.0045%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1154	$2,501,600.01
(Cumulative Recoveries)			$663,396.14
Cumulative Net Loss for All Collection Periods			$1,838,203.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2011%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,167.76
Average Net Loss for Receivables that have experienced a Realized Loss			$1,592.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	110	$2,766,810.20
61-90 Days Delinquent	0.12%	15	$414,338.58
91-120 Days Delinquent	0.01%	1	$24,737.03
Over 120 Days Delinquent	0.04%	2	$147,566.32
Total Delinquent Receivables	0.96%	128	$3,353,452.13
Repossession Inventory:
Repossessed in the Current Collection Period		4	$111,569.90
Total Repossessed Inventory		7	$170,853.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.1343%
Prior Collection Period		0.1217%
Current Collection Period		0.0976%
Three Month Average		0.1178%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.1673%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	22

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	51	$1,328,020.26
2 Months Extended	48	$1,279,110.29
3+ Months Extended	4	$92,879.96

Total Receivables Extended	103	$2,700,010.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer